UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tricadia Capital Management, LLC
Address: 780 Third Avenue
         29th Floor
         New York, New York  10017

13F File Number:  028-13382

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James McKee
Title:     General Counsel & Chief Compliance Officer
Phone:     646-388-5900

Signature, Place, and Date of Signing:

 /s/ James McKee     New York, NY     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $163,404 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

     028-11231                     Mariner Investment Group, LLC

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANK OF AMERICA CORPORATION    COM              060505104     3482  2040000 SH  PUT  DEFINED 0             2040000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     4444   282500 SH       DEFINED 0              282500        0
CENTRAL PAC FINL CORP          COM NEW          154760409     7939   769270 SH       DEFINED 0              769270        0
CHEMTURA CORP                  COM NEW          163893209    13468  1342777 SH       DEFINED 0             1342777        0
CITIGROUP INC                  COM NEW          172967424    12808   500000 SH       DEFINED 0              500000        0
GENERAL ELECTRIC CO            COM              369604103       46   130000 SH  CALL DEFINED 0              130000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     3634   252000 SH  PUT  DEFINED 0              252000        0
GOLDMAN SACHS GROUP INC        COM              38141G104     9455   100000 SH       DEFINED 0              100000        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     3804   100000 SH       DEFINED 0              100000        0
ISHARES TR                     FTSE CHINA25 IDX 464287184        4    70000 SH  CALL DEFINED 0               70000        0
ISHARES TR                     MSCI EMERG MKT   464287234     1088    31000 SH       DEFINED 0               31000        0
ISHARES TR                     MSCI EMERG MKT   464287234       29   197000 SH  CALL DEFINED 0              197000        0
ISHARES TR                     MSCI EMERG MKT   464287234      309   115000 SH  PUT  DEFINED 0              115000        0
JPMORGAN CHASE & CO            COM              46625H100    15060   500000 SH       DEFINED 0              500000        0
JPMORGAN CHASE & CO            COM              46625H100     1200  1000000 SH  CALL DEFINED 0             1000000        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     7329   300000 SH       DEFINED 0              300000        0
MORGAN STANLEY                 COM NEW          617446448    13510  1000000 SH       DEFINED 0             1000000        0
PMC COML TR                    SH BEN INT       693434102     2536   325077 SH       DEFINED 0              325077        0
PREMIER EXIBITIONS INC         COM              74051E102      485   259548 SH       DEFINED 0              259548        0
PREMIER EXIBITIONS INC         COM              74051E102       76    40452 SH       DEFINED 1               40452        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100     1832   550000 SH  PUT  DEFINED 0              550000        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605        7    10000 SH  PUT  DEFINED 0               10000        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109     3391   473000 SH       DEFINED 0              473000        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    27304   985000 SH       DEFINED 0              985000        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1581    10000 SH       DEFINED 0               10000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      514   162000 SH  CALL DEFINED 0              162000        0
SPDR GOLD TRUST                GOLD SHS         78463V107      183    14000 SH  PUT  DEFINED 0               14000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     4085    36100 SH       DEFINED 0               36100        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103       84    60000 SH  CALL DEFINED 0               60000        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      796   140000 SH  PUT  DEFINED 0              140000        0
SPRINT NEXTEL CORP             COM SER 1        852061100        5    50000 SH  CALL DEFINED 0               50000        0
TIME WARNER CABLE INC          COM              88732J207    14414   230000 SH       DEFINED 0              230000        0
UBS AG                         SHS NEW          H89231338     8019   701600 SH       DEFINED 0              701600        0
YAHOO INC                      COM              984332106      483  1950000 SH  CALL DEFINED 0             1950000        0